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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2009

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one):
                             [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                              WS Partners, L.L.C.
                     c/o Watershed Asset Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1525
                        San Francisco, California 94111

                        Form 13F File Number: 028-11473

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Meridee A. Moore
                             Senior Managing Member
                                 (415) 391-8900



                              /s/ Meridee A. Moore
                           _________________________
                           San Francisco, California
                                August 14, 2009



                                  Report Type:
                                   13F Notice


               List of Other Managers Reporting for this Manager:
                       Watershed Asset Management, L.L.C.
                         Form 13F File Number 028-11095